Long-Term Debt - Summary of Trust Preferred Securities Issued by Trusts (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Debt Instrument [Line Items]
Amount of junior subordinated debentures	$ 330		$ 623
Assets of trust	825		1,125
BNY Institutional Capital Trust A
Debt Instrument [Line Items]
Amount of junior subordinated debentures			300
Interest rate (percent)			7.78%
Assets of trust			309
Due date			2026
Call date			2006
Call price (percent)			101.56%
Mellon Capital I I I
Debt Instrument [Line Items]
Amount of junior subordinated debentures	330	[1]	323	[2]
Interest rate (percent)	6.37%	[1]	6.37%	[2]
Assets of trust	325	[1]	316	[2]
Due date	2036	[1]	2036	[2]
Call date	2016	[1]	2016	[2]
MEL Capital IV
Debt Instrument [Line Items]
Amount of junior subordinated debentures	0		0
Interest rate (percent)	0.00%		0.00%
Assets of trust	$ 500		$ 500
Call price (percent)	0.00%		0.00%

[1]	Amount was translated from Sterling into U.S. dollars on a basis of U.S. $1.65 to £1, the rate of exchange on Dec. 31, 2013.
[2]	Amount was translated from Sterling into U.S. dollars on a basis of U.S. $1.62 to £1, the rate of exchange on Dec. 31, 2012.